Pension plan and other post-employment benefits (Details 5) - Expenditure Planned For 2022 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
P B S 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	3,206
Expected return on assets	(5,127)
Interest on the effect of the (asset)/liability limit	1,291
Total unrecognized net expense (revenue)	(630)
P B S Assisted 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	882
Expected return on assets	(1,670)
Interest on the effect of the (asset)/liability limit	557
Total unrecognized net expense (revenue)	(231)
Administration Agreement 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	7
Expected return on assets	(28)
Interest on the effect of the (asset)/liability limit	3
Total unrecognized net expense (revenue)	(18)
P A M E C Asset Policy 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	117
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	117
A E S Telecom 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	999
Expected return on assets	(1,176)
Interest on the effect of the (asset)/liability limit	177
Total unrecognized net expense (revenue)
Medical Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	101
Interest on actuarial obligations	364
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 465